Submission	Feb. 21, 2025
Submission [Line Items]
Central Index Key	0001326200
Registrant Name	GENCO SHIPPING & TRADING LTD
Registration File Number	333-280794
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES